Distribution Date:	01/10/25	COMM 2015-PC1 Mortgage Trust
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-26
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	30	Representative
			-
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	488,474,069.99	71,952,412.18	1,588,354.85	0.00	0.00	73,540,767.03	416,521,657.81	51.25%	30.00%
A-M	12593GAH5	4.280336%	76,804,000.00	76,804,000.00	0.00	273,955.80	0.00	0.00	273,955.80	76,804,000.00	42.26%	24.75%
B	12593GAJ1	4.280336%	107,892,000.00	107,892,000.00	0.00	384,845.05	0.00	0.00	384,845.05	107,892,000.00	29.63%	17.38%
C	12593GAK8	4.280336%	73,146,000.00	73,146,000.00	0.00	260,907.91	0.00	0.00	260,907.91	73,146,000.00	21.07%	12.38%
D	12593GAL6	4.280336%	72,503,000.00	72,503,000.00	0.00	258,614.36	0.00	0.00	258,614.36	72,503,000.00	12.59%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	166,375.13	0.00	0.00	166,375.13	31,732,000.00	8.87%	5.25%
F	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	34,394.08	0.00	0.00	34,394.08	31,087,000.00	5.23%	3.13%
G*	12593GBB7	3.400000%	45,717,586.00	44,721,599.72	0.00	0.00	0.00	0.00	0.00	44,721,599.72	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	926,359,669.71	71,952,412.18	2,967,447.18	0.00	0.00	74,919,859.36	854,407,257.53

X-A	12593GAG7	0.326932%	1,100,861,000.00	565,278,069.99	0.00	154,006.30	0.00	0.00	154,006.30	493,325,657.81
X-B	12593GAM4	0.000000%	181,038,000.00	181,038,000.00	0.00	0.00	0.00	0.00	0.00	181,038,000.00
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	0.880336%	31,732,000.00	31,732,000.00	0.00	23,279.03	0.00	0.00	23,279.03	31,732,000.00
X-E	12593GAT9	0.880336%	31,087,000.00	31,087,000.00	0.00	22,805.85	0.00	0.00	22,805.85	31,087,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593GAV4	0.880336%	45,717,586.00	44,721,599.72	0.00	32,808.38	0.00	0.00	32,808.38	44,721,599.72
Notional SubTotal			1,462,938,586.00	926,359,669.71	0.00	232,899.56	0.00	0.00	232,899.56	854,407,257.53

Deal Distribution Total					71,952,412.18	3,200,346.74	0.00	0.00	75,152,758.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593GAF9	976.56337401	143.84814819	3.17545857	0.00000000	0.00000000	0.00000000	0.00000000	147.02360676	832.71522582
A-M	12593GAH5	1,000.00000000	0.00000000	3.56694703	0.00000000	0.00000000	0.00000000	0.00000000	3.56694703	1,000.00000000
B	12593GAJ1	1,000.00000000	0.00000000	3.56694704	0.00000000	0.00000000	0.00000000	0.00000000	3.56694704	1,000.00000000
C	12593GAK8	1,000.00000000	0.00000000	3.56694706	0.00000000	0.00000000	0.00000000	0.00000000	3.56694706	1,000.00000000
D	12593GAL6	1,000.00000000	0.00000000	3.56694702	0.00000000	0.00000000	0.00000000	0.00000000	3.56694702	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	5.24313406	(2.40980083)	0.00000000	0.00000000	0.00000000	5.24313406	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	1.10638145	1.72695210	4.56028533	0.00000000	0.00000000	1.10638145	1,000.00000000
G	12593GBB7	978.21437291	0.00000000	0.00000000	2.77160741	116.91282409	0.00000000	0.00000000	0.00000000	978.21437291
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	513.48723407	0.00000000	0.13989623	0.00000000	0.00000000	0.00000000	0.00000000	0.13989623	448.12710943
X-B	12593GAM4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.73361370	0.00000000	0.00000000	0.00000000	0.00000000	0.73361370	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.73361373	0.00000000	0.00000000	0.00000000	0.00000000	0.73361373	1,000.00000000
X-F	12593GAV4	978.21437291	0.00000000	0.71763150	0.00000000	0.00000000	0.00000000	0.00000000	0.71763150	978.21437291

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	12/01/24 - 12/30/24	30	0.00	1,588,354.85	0.00	1,588,354.85	0.00	0.00	0.00	1,588,354.85	0.00
X-A	12/01/24 - 12/30/24	30	0.00	154,006.30	0.00	154,006.30	0.00	0.00	0.00	154,006.30	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/24 - 12/30/24	30	0.00	23,279.03	0.00	23,279.03	0.00	0.00	0.00	23,279.03	0.00
X-E	12/01/24 - 12/30/24	30	0.00	22,805.85	0.00	22,805.85	0.00	0.00	0.00	22,805.85	0.00
X-F	12/01/24 - 12/30/24	30	0.00	32,808.38	0.00	32,808.38	0.00	0.00	0.00	32,808.38	0.00
A-M	12/01/24 - 12/30/24	30	0.00	273,955.80	0.00	273,955.80	0.00	0.00	0.00	273,955.80	0.00
B	12/01/24 - 12/30/24	30	0.00	384,845.05	0.00	384,845.05	0.00	0.00	0.00	384,845.05	0.00
C	12/01/24 - 12/30/24	30	0.00	260,907.91	0.00	260,907.91	0.00	0.00	0.00	260,907.91	0.00
D	12/01/24 - 12/30/24	30	0.00	258,614.36	0.00	258,614.36	0.00	0.00	0.00	258,614.36	0.00
E	12/01/24 - 12/30/24	30	76,467.80	89,907.33	0.00	89,907.33	(76,467.80)	0.00	0.00	166,375.13	0.00
F	12/01/24 - 12/30/24	30	88,079.83	88,079.83	0.00	88,079.83	53,685.76	0.00	0.00	34,394.08	141,765.59
G	12/01/24 - 12/30/24	30	5,218,260.89	126,711.20	0.00	126,711.20	126,711.20	0.00	0.00	0.00	5,344,972.09
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,382,808.52	3,304,275.89	0.00	3,304,275.89	103,929.16	0.00	0.00	3,200,346.74	5,486,737.68

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	75,152,758.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,393,803.25	Master Servicing Fee	4,650.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,262.87
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	398.85
ARD Interest	0.00	Operating Advisor Fee	1,157.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,393,803.25	Total Fees	8,679.46

Principal		Expenses/Reimbursements
Scheduled Principal	71,952,412.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	44,722.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,002.87
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,834.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	71,952,412.18	Total Expenses/Reimbursements	74,559.37

		Interest Reserve Deposit	110,217.72

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,200,346.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	71,952,412.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	75,152,758.92
Total Funds Collected	75,346,215.43	Total Funds Distributed	75,346,215.47

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	926,359,669.71	926,359,669.71	Beginning Certificate Balance	926,359,669.71
(-) Scheduled Principal Collections	71,952,412.18	71,952,412.18	(-) Principal Distributions	71,952,412.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	854,407,257.53	854,407,257.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	929,112,144.81	929,112,144.81	Ending Certificate Balance	854,407,257.53
Ending Actual Collateral Balance	857,195,283.49	857,195,283.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP
7,499,999 or less	16	75,191,391.59	8.80%	4	4.3709	1.669868	1.39 or less	17	257,599,490.39	30.15%	3	4.2533	0.583402
7,500,000 to 14,999,999	14	167,633,583.99	19.62%	3	4.3851	1.644514	1.40 to 1.44	2	7,704,247.35	0.90%	5	4.7046	1.440120
15,000,000 to 24,999,999	9	184,759,036.08	21.62%	4	4.2775	1.621138	1.45 to 1.54	3	20,167,857.78	2.36%	2	4.3420	1.504348
25,000,000 to 49,999,999	5	135,413,740.67	15.85%	2	3.9865	0.890161	1.55 to 1.99	8	124,548,737.14	14.58%	4	4.2164	1.814022
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	10	217,660,111.71	25.47%	4	4.1044	2.307553
100,000,000 or greater	1	125,000,000.00	14.63%	3	3.9990	2.398300	2.50 to 2.99	1	15,600,000.00	1.83%	4	4.1500	2.591700
Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720	3.00 or greater	4	44,717,307.96	5.23%	4	4.2723	3.594519
							Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	39	166,409,505.20	19.48%	5	4.5570	NAP
							Defeased	39	166,409,505.20	19.48%	5	4.5570	NAP
Arizona	3	21,563,802.25	2.52%	4	4.1624	2.386386
							Industrial	3	10,642,302.30	1.25%	5	4.3125	2.280903
California	13	281,531,877.32	32.95%	4	4.1886	2.174801
							Lodging	11	140,765,630.55	16.48%	4	4.4160	1.177687
Colorado	1	9,135,539.04	1.07%	2	4.3900	1.048800
							Mixed Use	2	28,600,000.00	3.35%	4	4.1500	3.160882
Connecticut	1	27,068,927.81	3.17%	3	3.0000	0.322400
							Multi-Family	1	2,654,070.48	0.31%	5	4.5300	2.063700
Florida	2	22,319,338.00	2.61%	3	4.2510	1.759695
							Office	14	352,536,905.74	41.26%	3	4.1011	1.643692
Georgia	1	7,250,000.00	0.85%	2	4.3000	1.499400
							Retail	29	150,498,843.27	17.61%	4	4.2563	1.611992
Illinois	4	11,311,542.87	1.32%	3	4.4046	1.189409
							Self Storage	1	2,300,000.00	0.27%	4	4.0000	5.690200
Indiana	1	17,237,683.38	2.02%	0	4.3800	0.829600
							Totals	100	854,407,257.53	100.00%	4	4.2744	1.605720
Maryland	1	10,817,307.96	1.27%	3	4.0170	3.667900

Michigan	2	6,195,138.79	0.73%	5	4.7800	1.442000

Nevada	2	14,910,434.90	1.75%	5	4.2421	2.075046

New Jersey	1	12,559,036.00	1.47%	3	5.2800	(0.241700)

New York	1	30,235,818.78	3.54%	(2)	4.6948	0.798000

Ohio	15	25,691,331.48	3.01%	4	4.3303	1.155325

Oregon	1	26,459,031.09	3.10%	3	4.0350	(0.178300)

Puerto Rico	1	25,649,962.99	3.00%	5	4.1300	2.009800

South Carolina	2	9,405,653.16	1.10%	4	4.3004	1.625182

Texas	5	64,778,706.78	7.58%	4	4.0204	1.991855

Washington	1	24,355,951.86	2.85%	5	4.8095	1.927500

Wisconsin	3	39,520,667.88	4.63%	3	4.1890	(0.184239)

Totals	100	854,407,257.53	100.00%	4	4.2744	1.605720

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP
	4.4999% or less	33	540,696,742.16	63.28%	3	4.0615	1.656282	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	8	95,519,957.17	11.18%	2	4.6290	1.743541	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	4	51,781,053.00	6.06%	4	4.9352	1.139285	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	45	687,997,752.33	80.52%	3	4.2061	1.629486
								Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP
	60 months or less	45	687,997,752.33	80.52%	3	4.2061	1.629486	Interest Only	10	255,575,000.00	29.91%	4	4.1202	2.389663
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	21,333,333.38	2.50%	5	4.0400	1.382600
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	34	411,089,418.95	48.11%	3	4.2681	1.169695
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720
	Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	166,409,505.20	19.48%	5	4.5570	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	641,117,826.99	75.04%	3	4.1787	1.663372
	12 to 24 months	2	38,208,998.99	4.47%	4	4.5080	1.269747
	24 months or greater	1	8,670,926.35	1.01%	2	4.9000	0.709200
	Totals	58	854,407,257.53	100.00%	4	4.2744	1.605720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	406100303	OF	West Hollywood	CA	Actual/360	3.999%	430,447.92	0.00	0.00	N/A	04/06/25	--	125,000,000.00	125,000,000.00	01/06/25
3	304171003	LO	Key West	FL	Actual/360	4.035%	216,754.59	62,382,902.26	0.00	N/A	04/06/25	01/06/25	62,382,902.26	0.00	01/06/25
5	302691119	IN	Various	MI	Actual/360	4.500%	143,748.19	79,193.35	0.00	N/A	06/06/25	--	37,096,307.17	37,017,113.82	01/06/25
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	122,235.68	0.00	0.00	N/A	11/05/24	--	30,235,818.78	30,235,818.78	12/05/24
8	302691115	LO	Portland	OR	Actual/360	4.035%	92,163.60	66,050.05	0.00	N/A	04/06/25	--	26,525,081.14	26,459,031.09	12/06/24
9	656100427	OF	San Juan	PR	Actual/360	4.130%	91,413.53	54,068.55	0.00	N/A	06/01/25	--	25,704,031.54	25,649,962.99	01/01/25
11	304171011	OF	Hartford	CT	Actual/360	3.000%	67,672.32	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	01/05/25
12	304171012	OF	Everett	WA	Actual/360	4.809%	101,061.05	46,006.08	0.00	N/A	06/06/25	--	24,401,957.94	24,355,951.86	12/06/24
13	656100431	IN	Vienna	VA	Actual/360	4.830%	96,560.03	50,854.43	0.00	N/A	06/06/25	--	23,216,196.59	23,165,342.16	01/06/25
14	406100305	OF	West Hollywood	CA	Actual/360	3.999%	89,533.17	0.00	0.00	N/A	04/06/25	--	26,000,000.00	26,000,000.00	01/06/25
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	79,866.61	45,578.06	0.00	N/A	04/06/25	--	21,823,133.45	21,777,555.39	01/06/25
16	304171016	LO	Manhattan Beach	CA	Actual/360	4.310%	80,210.92	41,176.49	0.00	N/A	06/06/25	--	21,612,103.23	21,570,926.74	01/06/25
17	304171017	RT	Midland	TX	Actual/360	3.940%	76,078.39	40,042.47	0.00	N/A	05/06/25	--	22,423,627.80	22,383,585.33	01/06/25
19	406100304	RT	Various	Various	Actual/360	4.040%	74,506.20	83,333.33	0.00	N/A	06/06/25	--	21,416,666.71	21,333,333.38	01/06/25
21	406100299	IN	Various	MI	Actual/360	4.961%	81,823.80	43,249.42	0.00	N/A	06/06/25	03/06/25	19,153,636.51	19,110,387.09	01/06/25
23	304171023	OF	Plano	TX	Actual/360	4.045%	76,281.96	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	01/06/25
25	304171025	LO	South Bend	IN	Actual/360	4.380%	65,150.63	36,014.36	0.00	N/A	01/05/25	--	17,273,697.74	17,237,683.38	12/05/24
26	406100309	MH	Bourbonnais	IL	Actual/360	4.412%	61,541.29	37,749.77	0.00	N/A	06/06/25	--	16,198,391.96	16,160,642.19	01/06/25
27	304171027	LO	Pismo Beach	CA	Actual/360	4.540%	72,715.67	0.00	0.00	N/A	06/06/25	--	18,600,000.00	18,600,000.00	01/06/25
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	47,641.59	34,494.88	0.00	N/A	05/06/25	--	13,857,413.30	13,822,918.42	01/06/25
29	406100291	RT	Florida City	FL	Actual/360	4.151%	53,200.85	29,446.61	0.00	N/A	04/06/25	--	14,883,554.39	14,854,107.78	01/06/25
30	304171030	RT	Saint Petersburg	FL	Actual/360	4.399%	53,567.70	26,544.59	0.00	N/A	06/06/25	--	14,141,317.44	14,114,772.85	01/06/25
31	304171031	LO	Fairfield	CA	Actual/360	4.730%	53,748.23	29,522.57	0.00	N/A	05/06/25	--	13,196,046.52	13,166,523.95	01/06/25
32	304171032	MU	Garden Grove	CA	Actual/360	4.150%	55,748.33	0.00	0.00	N/A	05/06/25	--	15,600,000.00	15,600,000.00	01/06/25
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	47,950.55	26,680.52	0.00	N/A	04/06/25	--	13,456,864.75	13,430,184.23	01/06/24
36	302691122	RT	Las Vegas	NV	Actual/360	4.230%	47,716.81	27,125.58	0.00	N/A	06/06/25	--	13,100,017.69	13,072,892.11	01/06/25
37	304171037	RT	Austin	TX	Actual/360	4.260%	44,790.44	29,088.38	0.00	N/A	06/06/25	--	12,210,024.43	12,180,936.05	01/06/25
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	57,195.01	20,512.37	0.00	N/A	04/06/25	--	12,579,548.37	12,559,036.00	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
39	406100290	RT	Laurel	MD	Actual/360	4.017%	37,511.61	27,071.83	0.00	N/A	04/06/25	--	10,844,379.79	10,817,307.96	01/06/25
40	304171040	LO	Marina Del Rey	CA	Actual/360	4.540%	51,995.61	0.00	0.00	N/A	06/06/25	--	13,300,000.00	13,300,000.00	01/06/25
41	406100306	MF	Warren	MI	Actual/360	4.706%	45,672.41	22,446.14	0.00	N/A	06/06/25	--	11,270,490.77	11,248,044.63	01/06/25
42	304171042	MU	Santa Fe Springs	CA	Actual/360	4.150%	46,456.94	0.00	0.00	N/A	05/06/25	--	13,000,000.00	13,000,000.00	01/06/25
43	304171043	LO	Venice	CA	Actual/360	4.490%	48,813.16	0.00	0.00	N/A	06/06/25	--	12,625,000.00	12,625,000.00	01/06/25
44	406100282	LO	Littleton	CO	Actual/360	4.390%	34,661.48	33,489.83	0.00	N/A	03/06/25	--	9,169,028.87	9,135,539.04	01/06/25
46	406100270	OF	Burbank	CA	Actual/360	4.557%	37,279.70	0.00	0.00	N/A	01/06/25	--	9,500,231.32	9,500,231.32	12/06/24
47	406100283	LO	Various	OH	Actual/360	4.900%	36,713.65	30,135.28	0.00	N/A	03/06/25	--	8,701,061.63	8,670,926.35	11/06/20
48	304171048	RT	Lubbock	TX	Actual/360	3.970%	33,155.61	19,645.69	0.00	N/A	05/06/25	--	9,698,562.52	9,678,916.83	01/06/25
49	304171049	RT	St. George	UT	Actual/360	4.162%	33,894.01	18,463.41	0.00	N/A	06/06/25	03/06/25	9,456,499.75	9,438,036.34	01/06/25
51	406100281	RT	Fort Lauderdale	FL	Actual/360	4.450%	28,674.05	17,668.08	0.00	N/A	03/06/25	--	7,482,898.30	7,465,230.22	01/06/25
52	406100298	MF	Columbus	OH	Actual/360	4.223%	30,136.05	13,996.40	0.00	N/A	06/06/25	--	8,287,165.05	8,273,168.65	01/06/25
53	304171053	LO	Port Richey	FL	Actual/360	4.870%	21,441.80	39,114.55	0.00	N/A	06/06/25	03/06/25	5,112,652.62	5,073,538.07	01/06/25
54	304171054	MU	Fountain Valley	CA	Actual/360	4.150%	29,839.65	8,350,000.00	0.00	N/A	01/06/25	--	8,350,000.00	0.00	01/06/25
56	406100292	RT	Escondido	CA	Actual/360	4.217%	24,840.05	14,360.74	0.00	N/A	04/06/25	--	6,840,530.05	6,826,169.31	01/06/25
57	304171057	RT	Chicago	IL	Actual/360	4.360%	26,883.16	11,992.11	0.00	N/A	03/05/25	--	7,160,355.94	7,148,363.83	01/05/25
59	304171059	RT	Various	MI	Actual/360	4.780%	25,556.28	13,703.00	0.00	N/A	06/06/25	--	6,208,841.79	6,195,138.79	01/06/25
60	302691117	OF	Irving	TX	Actual/360	4.170%	23,446.92	12,732.71	0.00	N/A	06/06/25	--	6,529,661.03	6,516,928.32	01/06/25
61	406100285	RT	Dunwoody	GA	Actual/360	4.300%	26,845.14	0.00	0.00	N/A	03/06/25	--	7,250,000.00	7,250,000.00	01/06/25
64	302691114	RT	Surfside Beach	SC	Actual/360	4.250%	20,003.42	13,202.52	0.00	N/A	04/06/25	--	5,465,830.08	5,452,627.56	01/06/25
66	304171066	OF	Tucson	AZ	Actual/360	4.662%	21,878.85	8,487.50	0.00	N/A	06/06/25	--	5,449,371.33	5,440,883.83	01/06/25
69	656100426	IN	Houston	TX	Actual/360	4.200%	15,586.50	10,355.86	0.00	N/A	06/06/25	--	4,309,632.16	4,299,276.30	01/06/25
70	406100296	RT	Taylor	MI	Actual/360	4.498%	16,311.44	12,585.95	0.00	N/A	05/06/25	--	4,211,276.31	4,198,690.36	01/06/25
72	302691120	RT	Chapin	SC	Actual/360	4.370%	14,910.42	9,290.61	0.00	N/A	06/06/25	--	3,962,316.21	3,953,025.60	01/06/25
73	406100302	IN	Milpitas	CA	Actual/360	4.142%	13,302.57	9,036.77	0.00	N/A	06/06/25	--	3,729,633.96	3,720,597.19	01/06/25
74	304171074	MF	Lewisville	TX	Actual/360	4.439%	13,772.77	8,362.97	0.00	N/A	03/06/25	--	3,602,862.15	3,594,499.18	01/06/25
75	304171075	MF	Denton	TX	Actual/360	4.611%	11,280.22	6,429.32	0.00	N/A	02/06/25	--	2,840,763.13	2,834,333.81	01/06/25
76	406100301	IN	Escondido	CA	Actual/360	4.739%	10,722.07	5,011.66	0.00	N/A	06/06/25	--	2,627,440.47	2,622,428.81	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
77	302691123	MF	Danville	IL	Actual/360	4.530%	10,372.13	4,881.95	0.00	N/A	06/06/25	--	2,658,952.43	2,654,070.48	01/06/25
78	406100280	OF	Reno	NV	Actual/360	4.328%	6,873.58	6,779.29	0.00	N/A	03/06/25	--	1,844,322.08	1,837,542.79	01/06/25
79	304171079	SS	Yuma	AZ	Actual/360	4.000%	7,922.22	0.00	0.00	N/A	05/06/25	--	2,300,000.00	2,300,000.00	01/06/25
80	302691116	RT	Antioch	IL	Actual/360	4.395%	5,724.72	3,533.89	0.00	N/A	06/06/25	--	1,512,642.45	1,509,108.56	01/06/25
Totals							3,393,803.25	71,952,412.18	0.00				926,359,669.71	854,407,257.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,548,775.26	12,363,138.40	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	7,164,971.48	1,849,371.04	01/01/24	03/31/24	--	0.00	0.00	224,041.78	224,041.78	0.00	0.00
8	0.00	(19,216.50)	01/01/24	03/31/24	01/08/24	0.00	0.00	1,422,799.62	1,422,799.62	0.00	0.00
9	3,775,615.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,354,107.95	260,840.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,882,638.70	2,823,040.28	01/01/24	09/30/24	--	0.00	0.00	146,962.07	146,962.07	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	683,686.18	1,709,490.25	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,393,204.00	(47,969.52)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,959,951.20	1,902,193.74	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,486,196.00	1,867,364.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,596,311.89	1,979,303.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	2,447,854.55	1,835,891.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,353,863.00	1,389,855.00	04/01/23	03/31/24	05/07/24	0.00	0.00	101,090.62	101,090.62	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	3,056,388.00	3,023,206.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,099,928.00	1,593,414.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,919,133.93	959,968.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,632,219.02	1,533,726.02	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,773,376.00	1,374,721.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,544,206.00	(72,298.00)	01/01/24	03/31/24	09/06/24	10,778,732.87	257,552.60	36,066.45	630,758.40	0.00	0.00
36	2,098,106.23	1,562,234.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	15,805.34	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,637,051.56	(76,635.52)	01/01/23	06/30/23	09/06/24	1,497,461.51	6,802.01	70,817.63	303,813.81	137,393.51	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	2,976,376.56	2,232,476.66	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,798,600.41	1,461,969.49	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	2,199,226.85	1,642,571.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	961,095.43	888,043.90	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,183,651.13	1,047,407.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,435,500.81	722,148.33	01/01/24	06/30/24	--	0.00	0.00	59,638.20	59,638.20	0.00	0.00
47	376,341.50	0.00	--	--	09/06/23	0.00	0.00	66,788.24	3,419,065.03	0.00	0.00
48	1,271,363.13	942,971.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	732,141.94	675,564.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	628,624.22	431,977.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	99,908.10	01/01/24	03/31/24	09/06/24	2,297,860.50	152,762.32	0.00	0.00	0.00	0.00
59	625,116.85	552,685.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	569,266.03	448,795.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	711,394.49	403,349.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	713,252.30	475,390.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	648,070.25	568,613.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	756,831.00	552,390.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	344,259.20	394,736.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	759,756.67	512,898.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	454,603.88	361,663.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
77	449,905.63	301,330.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	175,463.55	170,701.45	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	545,150.43	407,316.54	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	161,599.43	123,789.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	76,885,176.28	53,230,339.12				14,574,054.88	417,116.93	2,128,204.60	6,308,169.53	153,198.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/10/25	0	0.00	0	0.00	3	34,660,146.58	1	12,559,036.00	0	0.00	2	39,736,050.10	0	0.00	0	0.00	4.274422%	4.226331%	4
12/12/24	0	0.00	1	12,579,548.37	2	22,157,926.38	1	12,579,548.37	0	0.00	0	0.00	0	0.00	1	19,616,487.65	4.257321%	4.212089%	5
11/13/24	1	12,601,807.80	0	0.00	2	22,217,248.92	1	12,601,807.80	0	0.00	0	0.00	0	0.00	0	0.00	4.257232%	4.212700%	5
10/11/24	0	0.00	0	0.00	2	22,273,612.43	1	12,622,126.58	0	0.00	0	0.00	0	0.00	0	0.00	4.250184%	4.207117%	6
09/12/24	1	17,385,120.76	0	0.00	2	22,332,498.92	1	12,644,199.48	0	0.00	0	0.00	0	0.00	0	0.00	4.250334%	4.209657%	7
08/12/24	1	12,664,326.39	0	0.00	2	22,388,413.62	1	12,664,326.39	0	0.00	0	0.00	0	0.00	0	0.00	4.250472%	4.209781%	8
07/12/24	1	17,455,908.24	0	0.00	2	22,444,110.51	1	12,684,362.20	0	0.00	0	0.00	0	0.00	0	0.00	4.246053%	4.205682%	9
06/12/24	1	12,706,162.47	0	0.00	2	22,502,354.33	1	12,706,162.47	0	0.00	0	0.00	0	0.00	0	0.00	4.246246%	4.205861%	10
05/10/24	0	0.00	0	0.00	2	22,557,607.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246424%	4.206027%	11
04/12/24	0	0.00	1	13,673,071.55	1	8,942,352.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246614%	4.218096%	12
03/12/24	2	26,466,175.21	0	0.00	1	8,971,346.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246790%	4.218261%	13
02/12/24	1	13,727,760.77	1	12,790,590.28	1	9,002,660.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246989%	4.218449%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303750007	12/05/24	0	5	224,041.78	224,041.78	0.00	30,338,130.97	04/10/24	1
8	302691115	12/06/24	0	B	1,422,799.62	1,422,799.62	70,292.30	26,976,516.16	06/29/20	13
12	304171012	12/06/24	0	B	146,962.07	146,962.07	0.00	24,401,957.94
25	304171025	12/05/24	0	5	101,090.62	101,090.62	6,122.86	17,273,697.74	05/02/24	13
35	304171035	01/06/24	11	6	36,066.45	630,758.40	23,338.36	13,753,384.71	10/25/23	98
38	406100289	09/06/24	3	3	70,817.63	303,813.81	137,393.51	12,644,199.48	07/15/22	2		04/08/24
46	406100270	12/06/24	0	5	59,638.20	59,638.20	1,050.00	9,500,231.32	09/23/24	1
47	406100283	11/06/20	49	6	66,788.24	3,419,065.03	0.00	10,140,101.34	12/20/19	3	08/18/23
Totals					2,128,204.60	6,308,169.53	238,197.03	145,028,219.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		56,973,733	0	56,973,733		0
0 - 6 Months		775,533,524	740,873,377	22,101,111		12,559,036
7 - 12 Months		0	0	0		0
13 - 24 Months		21,900,000	21,900,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	854,407,258	819,747,111	0	0	22,101,111	12,559,036
Dec-24	926,359,670	861,386,376	30,235,819	0	22,157,926	12,579,548
Nov-24	947,534,469	882,426,128	0	30,289,285	22,217,249	12,601,808
Oct-24	992,366,781	957,471,042	0	0	22,273,612	12,622,127
Sep-24	994,013,586	941,651,767	17,385,121	0	22,332,499	12,644,199
Aug-24	995,571,884	960,519,144	0	0	22,388,414	12,664,326
Jul-24	1,008,308,971	955,724,590	17,455,908	0	22,444,111	12,684,362
Jun-24	1,009,989,858	974,781,341	0	0	22,502,354	12,706,162
May-24	1,011,579,967	989,022,360	0	0	22,557,608	0
Apr-24	1,013,249,527	990,634,103	0	13,673,072	8,942,352	0
Mar-24	1,014,827,975	979,390,453	26,466,175	0	8,971,347	0
Feb-24	1,016,571,815	981,050,804	13,727,761	12,790,590	9,002,660	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303750007	30,235,818.78	30,338,130.97	151,000,000.00	03/24/15	1,343,719.69	0.79800	03/31/24	11/05/24	245
8	302691115	26,459,031.09	26,976,516.16	35,000,000.00	07/01/24	(84,656.00)	(0.17830)	03/31/24	04/06/25	242
25	304171025	17,237,683.38	17,273,697.74	20,800,000.00	01/28/22	1,007,128.00	0.82960	03/31/24	01/05/25	245
35	304171035	13,430,184.23	13,753,384.71	4,000,000.00	03/19/24	(135,197.50)	(0.60380)	03/31/24	04/06/25	245
38	406100289	12,559,036.00	12,644,199.48	12,700,000.00	06/18/24	(112,714.52)	(0.24170)	06/30/23	04/06/25	245
46	406100270	9,500,231.32	9,500,231.32	18,000,000.00	11/25/14	683,167.33	1.90780	06/30/24	01/06/25	239
47	406100283	8,670,926.35	10,140,101.34	19,200,000.00	07/01/23	284,456.50	0.70920	12/31/21	03/06/25	181
57	304171057	7,148,363.83	7,357,033.11	5,960,000.00	06/19/24	94,883.35	0.81350	03/31/24	03/05/25	245
Totals		125,241,274.98	127,983,294.83	266,660,000.00		3,080,786.85

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303750007	OF	NY	04/10/24	1

Loan transferred to special servicing in 4/2024 due to imminent monetary default. The loan matured on 11/5/2024 and on 12/16/2024, borrower and lender parties executed a forbearance agreement. The loan is expected to remain in special

	servicing during the forbearance period.

8	302691115	LO	OR	06/29/20	13

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower retained third party consultant. As of June 2022 the occupancy, ADR and RevPAR penetration rates were 104.8%, 114.9%, and 120.4%, respectively. The special servicer is dual tracking settlement discussions and enforcement of lender's rights. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property manager change in December 2022. Special Servicer is monitoring the Property for increased financial performance. Borrower's counsel indicated that Borrower will be making a loan modification request. Special Servicer is pending receipt of Borrower's revised loan modification proposal. Borrower has engaged an advisor to negotiate a workout of the Loan. Special Servicer has received approval for borrower's forbearance request and is working with counsel to

	draft the agreement.

25	304171025	LO	IN	05/02/24	13

The Loan transferred to Special Servicing on 5/2/2024 due to imminent monetary default. The Loan will mature on 1/5/2025. Borrower has expressed commitment to continue meeting its obligations under the loan documents. Borrower has

	requested a loan maturity extension. SS is evaluating all options.

35	304171035	OF	WI	10/25/23	98

Loan transferred to SS due to Imminent Monetary default. Borrower executed a PNL. A receiver was appointed in September 2024 and took over operations at the property. Special Servicer is monitoring property operations.

38	406100289	RT	NJ	07/15/22	2

Loan transferred to special servicing due to imminent monetary default as a result of Stop & Shop's failure to renew it's lease, which expired 9/30/2022. The loan subsequently went into payment default beginning with the 5/6/2023 debt service payment. A receiver was appointed to the property on 4/23/2024 and lender intends to proceed with foreclosure. However, receiver is currently marketing the property for sale and evaluating purchase offers, which remains ongoing as of

	12/30/2024.

46	406100270	OF	CA	09/23/24	1

The Loan transferred to Special Servicing on 9/23/2024 due to imminent default in advance of its 1/6/2025 maturity date. Borrower has requested an extension. A Forbearance Agreement was executed on 12/31/2024 that provided for a

	forbearance period from 1 /6/2025 to 1/6/2026.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
47	406100283	LO	OH	12/20/19	3

The Loan transferred to Special Servicing in December of 2019 after Borrower was given notice of continuing Events of Default triggered by failure to make payments, failure to submit financial statements, failure to comply with Cash

Management, and other Non Monetary defaults. Special Servicer initiated foreclosure proceedings. Borrower put all three SPEs into a Chapter 11 bankruptcy on 8/21/2023 and has amended adequate protection payments; no proposed plan yet.

Borrower has moved for summary judgment on Guaranty in state court action; Borrower has opposed. Borrower continues to make adequate protection payments, but still has not filed a plan; Lender has now filed a Motion to dismiss or convert to Chapter 7; hearing is set for 1/28/2025 for Lender's mot ion.

57	304171057	RT	IL	07/22/20	11

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. The Special Servicer evaluated several lease consents and executed a Forbearance Agreement that included the payback of past due amounts on or before maturity in March 2025 . Borrower is currently performing under the terms of the Forbearance and has provided all required financial reporting. The Special Servicer is reaching out to the Borrower in connection with the upcoming maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	303750007	0.00	4.69480%	0.00	4.69480%	10	12/16/24	11/05/24	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	12/05/22	12/14/22	--
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
46	406100270	0.00	4.55700%	0.00	4.55700%	10	12/31/24	12/31/24	--
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	18.20	(18.20)	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
6	304171006	05/12/22	28,600,433.33	20,800,000.00	30,515,104.75	4,013,365.38	30,515,104.75	26,501,739.37	2,098,693.96	0.00	1,523,743.95	574,950.01	1.66%
55	304171055	12/12/19	7,739,383.81	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	15,510.00	421,054.89	8.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			198,608,586.43	273,450,000.00	198,052,482.84	9,481,701.95	198,052,482.84	188,570,780.89	2,535,258.85	0.00	1,539,272.15	995,986.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	406100311	10/13/22	0.00	0.00	(18.20)	0.00	0.00	(18.20)	0.00	0.00	(18.20)
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304171006	09/12/23	0.00	0.00	574,950.01	0.00	0.00	(9,901.22)	0.00	0.00	574,950.01
		03/10/23	0.00	0.00	584,851.23	0.00	0.00	(47,551.10)	0.00	0.00
		10/13/22	0.00	0.00	632,402.33	0.00	0.00	(674,291.63)	0.00	0.00
		08/12/22	0.00	0.00	1,306,693.96	0.00	0.00	(792,000.00)	0.00	0.00
		05/12/22	0.00	0.00	2,098,693.96	0.00	0.00	2,098,693.96	0.00	0.00
55	304171055	12/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	03/10/23	0.00	0.00	421,054.89	0.00	0.00	(15,510.00)	0.00	0.00	421,054.89
		12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	995,986.70	0.00	0.00	995,986.70	0.00	0.00	995,986.70

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,509.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,710.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29,369.79
17	0.00	0.00	0.00	0.00	1,161.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,718.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,896.96	0.00	0.00	37,920.34	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	2,708.10	0.00	0.00	6,802.01	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	681.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	2,045.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,873.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	528.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	463.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,541.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,002.87	0.00	2,834.15	44,722.35	0.00	0.00	0.00	0.00	0.00	29,369.79
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		103,929.16

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31